Business Combinations, Disposals and Other Changes in the Group - Schedule of Fair Values Assigned to the Asset Acquired and Liabilities Assumed on Acquisition Date (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Jul. 25, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Business Combinations [Line Items]
Goodwill	£ 44,147		£ 11,023	£ 9,324
Reynolds American Inc.
Disclosure Of Business Combinations [Line Items]
Goodwill	£ 33,062	£ 34,280	£ 0
Reynolds American Inc. | At Fair Value
Disclosure Of Business Combinations [Line Items]
Intangible assets		75,482
Property, plant and equipment		1,039
Deferred tax assets		293
Trade and other receivables		145
Inventories		1,751
Income tax asset		200
Cash and cash equivalents		1,285
Borrowings		(11,197)
Retirement benefit liabilities		(1,339)
Deferred tax liabilities		(27,358)
Other provisions for liabilities and charges		(42)
Trade and other payables		(2,516)
Income tax liability		(108)
Net identifiable assets acquired		37,635
Goodwill		34,280
Total		71,915
Consideration paid to Reynolds shareholders (57.8%)		41,770
Value attributable to BAT shareholding (42.2%)		£ 30,145